Discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 32,235	$ 29,446	$ 28,945
Operating results of the discontinued businesses
Income tax	6	5	1
Income (loss) from discontinued operations, net of tax	(24)	(43)	(80)
Income from discontinued operations, net of tax, attributable to parent	$ (24)	(42)	(79)
Power Grids business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest percent				19.90%
Held for sale and discontinued operations [Member] | Power Grids business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liability in discontinued operations for estimated payments for various contractual items				$ 487
Transition services agreements, term	3 years
Income from transition services agreements	$ 121	162	173
Operating results of the discontinued businesses
Amount paid to reduce liability	$ 23	$ 102	$ 364